Provisions, income tax liabilities and other liabilities - Summary of Non Current Provisions and Other Non-current Liabilities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non-current Provisions [line items]
Provisions		€ 5,762		€ 4,541	€ 5,262	€ 5,822
Other non-current liabilities	[1]	2,334		2,162	2,340
Total		8,096		6,703	7,602
Non-current liabilities		121		96	164
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	(154)
Goodwill
Disclosure Of Non-current Provisions [line items]
Increase (decrease) through reclassification, intangible assets other than goodwill	[3]	(7,255)
Provisions for pensions and other post-employment benefits
Disclosure Of Non-current Provisions [line items]
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	(92)
Provisions for other long-term benefits
Disclosure Of Non-current Provisions [line items]
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	(14)
Restructuring provisions
Disclosure Of Non-current Provisions [line items]
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	(21)
Other provisions
Disclosure Of Non-current Provisions [line items]
Increase (decrease) through reclassification, intangible assets other than goodwill	[2]	(27)
US legal restructuring
Disclosure Of Non-current Provisions [line items]
Percentage of capital losses used			33.33%
Restructuring provisions
Disclosure Of Non-current Provisions [line items]
Provisions		799		654	554	761
Provisions for other long-term benefits
Disclosure Of Non-current Provisions [line items]
Provisions		821		827	718	844
Provisions for pensions and other post-employment benefits
Disclosure Of Non-current Provisions [line items]
Provisions		1,992		1,440	2,214	2,039
Other provisions
Disclosure Of Non-current Provisions [line items]
Provisions		€ 2,150		1,620	€ 1,776	€ 2,178
Antibodies Collaboration agreement | Swedish Orphan Biovitrum AB
Disclosure Of Non-current Provisions [line items]
Other non-current liabilities				1,560
Antibodies Collaboration agreement | Swedish Orphan Biovitrum AB | Later than one year and not later than five years
Disclosure Of Non-current Provisions [line items]
Other non-current liabilities				869
Antibodies Collaboration agreement | Swedish Orphan Biovitrum AB | Later than five years [member]
Disclosure Of Non-current Provisions [line items]
Other non-current liabilities				€ 2,062

[1]	(a)Includes derivative financial instruments: €96 million as of December 31, 2025, €121 million as of December 31, 2024, €164 million as of December 31,
2023.
The figure as of December 31, 2025 includes €1,560 million for the liability in respect of royalties payable to Sobi on net sales of Beyfortus (nirsevimab) in the US (see Note C.2.). Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is
€869 million; the nominal value of payments estimated to be due after more than five years is €2,062 million.

[2]	(b)The liabilities of Opella, which in 2023 were presented in the relevant balance sheet line item for each class of liability, were reclassified in 2024 to
Liabilities related to assets held for sale in accordance with IFRS 5 (see Note D.1.).

[3]	(b)The Opella goodwill was reclassified to Assets held for sale as of December 31, 2024 (see Note D.1.).